Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net profit (loss)	$ 3,189,946	$ (2,019,515)	$ 2,438,095
Adjustments for:-
Depreciation of property, plant and equipment		61,880	233,659
Deferred tax credit			(30,523)
Share-based payment	1,658,844
Provision for inventory impairment		1,504,397
Changes in operating assets and liabilities:
Accounts receivable	(7,685,757)	4,409,447	(5,932,488)
Inventories	(3,545,854)	(1,351,188)	1,918,499
Prepayments	438,622	(1,293,031)	(274,417)
Deposits paid	(42,680)	(10,918)	(8,967)
Accounts payable	472,255		(200,608)
Accrued expenses and other payables	108,361	(213,080)	365,238
Amounts due with related parties	(621,489)	(19,525)	6,045
Current income tax payable	(166,667)	(180,913)	621,851
Net cash (used in) provided by operating activities	(6,194,419)	887,554	(863,616)
Cash flows from investing activities
Prepayment for long term assets	4,099,851	(15,888,928)
Net cash used in investing activities	4,099,851	(15,888,928)
Cash flows from financing activities
Proceeds (repayment of) from borrowings	147,179	(777,893)	777,893
Deemed capital reduction on reorganization			(10)
Proceeds from Pro Rata Share Issuance deemed as share split			2,699
Net proceeds from public offer	4,292,167	15,687,297
Net cash provided by financing activities	4,439,346	14,909,404	780,582
Increase (decrease) in cash and cash equivalents	2,344,778	(91,970)	(83,034)
Cash and cash equivalents at beginning of year	42,380	134,350	217,384
Cash and cash equivalents at end of year	2,387,158	42,380	134,350
Analysis of the balance of cash and cash equivalents
Bank balances	$ 2,387,158	$ 42,380	$ 134,350